SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.	Equity transactions:

On July 30, 2015, the Company announced the closing of an underwritten public offering of 6,910,569 Ordinary shares, offered at a price to the public of $1.23 per share.

On May 15, 2016, the Company's shareholders approved an investment transaction with a new investor according to which the investor became a controlling shareholder of the Company and the Company issued 17,021,276 Ordinary shares and Warrants (see Note 9c), in consideration for the aggregate amount of approximately $4,000.

b.	Stock option plans:

In April 2015, the Company's Board of Directors approved the adoption of 2015 Share Option Plan (the "Plan"), which authorized the grant of options to purchase up to an aggregate of 3,000,000 Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan.

Each award agreement will provide the schedule under which such awards may be exercised (“Vesting Schedule”). The Vesting Schedule of an award will be determined by the Administrator provided that (to the extent permitted under Applicable Law) the Administrator, in its absolute discretion, shall have the authority to accelerate the vesting of any outstanding Option at such time and under such circumstances as it, in its sole discretion, deems appropriate. Subject to the Vesting Schedule, Awards may be exercised into Award Shares during the ten (10) year period from the adoption date of the Plan unless otherwise determined by the Administrator (to the extent permitted under Applicable Law and the Plan).

In June 2016, the Company granted options to certain employees and officers of the Company, to purchase a total 1,968,750 Ordinary shares at an exercise price of $0.45 per share. The options will vest as follows: 25% of the options granted to each employee will vest in June 2017, additional 75% shall vest in three equal annual installments of 25% each. These option shall be exercisable for 48 months following the date of the vesting.

As of June 30, 2016, 1,031,250 options are available for future grant under the Plan.

A summary of the Company’s activity for options granted to employees and directors under its 2016 incentive option plan is as follows:

	Six months ended June 30, 2016
	(Unaudited)
	Number of options	Weighted average exercise price	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	-	$-
Granted	1,968,750	0.45
Exercised	-	-
Forfieted	-	-

Outstanding at the end of the period	1,968,750	$0.45	$237

Exercisable	-	-	-

Vested and expected to vest	1,771,875	$0.45	$230

Intrinsic value of exercisable options (the difference between the Company’s closing share price on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on June 30, 2016. This amount changes based on the fair market value of the Company’s Ordinary share.

During the six month periods ended June 30, 2016, the Company recognized stock-based compensation expense related to employees and directors stock options in the amount of $5, as follows:

	Six months ended June 30,	Six months ended June 30,
	2016	2015
	Unaudited	Unaudited
Cost of revenues	3	-
Marketing and selling	1	-
General and administrative	1	-
	5	-

Unamortized compensation expenses related to employees and directors stock options to be recognized over an average time of approximately 3.5 years is approximately $543.

c.	Warrants:

On May 18, 2016, the Company issued to the Investor (see Note 1c),  warrants to purchase: (i) 8,510,638 additional Ordinary shares at an exercise price per Ordinary share of $0.235 (resulting in an aggregate exercise price of $2,000), exercisable for a period of 24 months following the date of the Initial Investment and (ii) warrants to purchase an additional 7,272,727 Ordinary shares at an exercise price per Ordinary share of $0.275 (resulting in an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the Initial Investment.

On May 18, 2016, as part of the investment transaction, the Company issued to a consultant, 1,021,276 warrants to purchase Ordinary shares at an exercise price per Ordinary share of $0.235 (resulting in an aggregate exercise price of $240), exercisable for a period of 18 months following the date of the Initial Investment.

The Company's  outstanding warrants as of June 30, 2016, are as follow:

Issuance date	Outstanding and exercisable	Excersice price	Exercisable through

May 18, 2016	8,510,638	0.235	May 18, 2018
May 18, 2016	7,272,727	0.275	May 18, 2020
May 18, 2016	1,021,276	0.235	November 18, 2017